Total Capital and Net Income (Loss) Per Common Unit (Tables)	9 Months Ended
Sep. 30, 2016
Partners' Capital [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Net Income (Loss) Per Common Unit

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	$	$	$	$
Limited partners' interest in net income (loss)	34,608	(70,826)	(90,928)	(1,254)
Preferred units - periodic accretion	(826)	—	(826)	—
Additional consideration for induced conversion of Series C Preferred Units	—	—	(36,961)	—
Deemed contribution on exchange of Series C Preferred Units	—	—	20,231	—
Limited partners' interest in net income (loss) for basic net income (loss) per common unit	33,782	(70,826)	(108,484)	(1,254)
Series D Preferred Units - cash distributions	2,573	—	—	—
Preferred units - periodic accretion	826	—	—	—
Limited partners' interest in diluted net income (loss)	37,181	(70,826)	(108,484)	(1,254)
Weighted average number of common units	139,057,659	102,009,737	118,046,087	95,640,284
Dilutive effect of unit based compensation, Series D Preferred Units and Warrants	18,856,618	—	—	—
Common units and common unit equivalents	157,914,277	102,009,737	118,046,087	95,640,284

Limited partner's interest in net income (loss) per common unit
- basic	0.24	(0.69)	(0.92)	(0.01)
- diluted	0.24	(0.69)	(0.92)	(0.01)